REALM ACQUISITION	12 Months Ended
Sep. 30, 2019
REALM ACQUISITION
Realm Acquisition

4.           REALM ACQUISITION

On July 31, 2019, the Company acquired all of the issued and outstanding shares of Realm. Realm shareholders received a total of 6,718,150 common shares of the Company (“New ESSA Shares”) at a ratio of 0.05763 of a New ESSA Share per share of Realm (or 1.4409 New ESSA Shares for every one Realm ADS, representing 25 Realm shares). The fair value of the New ESSA Shares issued on July 31, 2019 was $15,989,197.

Realm is not considered to be a business under IFRS 3 Business Combinations; accordingly, the Realm Acquisition is accounted for as an asset acquisition.

Consideration:
6,718,150 common shares	$15,989,197
Transaction costs	1,925,145

17,914,342

Net assets of Realm acquired:
Cash	22,244,248
Receivables and other current assets	240,000
Accounts payable and accrued liabilities	(2,236,952)

Total net assets	20,247,296

Gain on Realm Acquisition	$2,332,954

Included in accounts payable and accrued liabilities is $246,906 in costs associated with the termination of Realm's office lease, which was completed in September 2019, and $300,000 in taxes payable.